May 01, 2017
Total Return Portfolio
Total Return Portfolio

LORD ABBETT SERIES FUND

Total Return Portfolio

Supplement dated May 1, 2017 to the

Prospectus dated May 1, 2017

You should read this supplement in conjunction with the Fund’s prospectus.

The following replaces the fifth paragraph under “Principal Investment Strategies” on pages 3-4 of the prospectus:

The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. Under normal conditions, the Fund will maintain its average duration range within two years of the U.S. bond market’s duration as measured by the Barclays U.S. Universal Bond Index (which was approximately 5.768 years as of February 13, 2017). The duration of a security takes into account the expected pattern of all payments of interest and principal on the security over time, including how these payments are affected by changes in interest rates.

The following replaces the ninth paragraph under “Principal Investment Strategies – Total Return Bond Fund” on pages 13-14 of the prospectus:

The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. Duration is a mathematical concept that measures a portfolio’s exposure to interest rate changes. The duration of a security takes into account the expected pattern of all payments of interest and principal on the security over time, including how these payments are affected by changes in interest rates. The longer a portfolio’s duration, the more sensitive it is to interest rate risk. The shorter a portfolio’s duration, the less sensitive it is to interest rate risk. For example, the price of a portfolio with a duration of five years would be expected to fall approximately five percent if interest rates rose by one percentage point and a portfolio with a duration of two years would be expected to fall approximately two percent if interest rates rose by one percentage point. Under normal conditions, the Fund will maintain its average duration range within two years of the bond market’s duration as measured by the Barclays U.S. Universal Bond Index (which was approximately 5.768 years as of February 13, 2017).

Please retain this document for your future reference.